Equity (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Classes of Share Capital

The following table summarizes the changes to the shares issued and outstanding, and treasury shares held as at and for the three and six months ended April 30, 2021 and April 30, 2020.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held

(millions of shares and millions of Canadian dollars)	For the three months ended				For the six months ended
	April 30, 2021		April 30, 2020		April 30, 2021		April 30, 2020
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,818.5	$22,645	1,810.0	$21,773	1,816.1	$22,487	1,812.5	$21,713
Proceeds from shares issued on exercise of stock options	0.7	44	0.2	12	1.6	90	1.0	53
Shares issued as a result of dividend reinvestment plan	1.2	101	1.3	74	2.7	213	2.2	143

Purchase of shares for cancellation and other	–	–	(7.8)	(93)	–	–	(12.0)	(143)
Balance as at end of period	1,820.4	$22,790	1,803.7	$21,766	1,820.4	$22,790	1,803.7	$21,766
Preferred Shares – Class A
Balance as at beginning of period	226.0	$5,650	232.0	$5,800	226.0	$5,650	232.0	$5,800

Redemption of shares[1]	(28.0)	(700)	–	–	(28.0)	(700)	–	–
Balance as at end of period	198.0	$4,950	232.0	$5,800	198.0	$4,950	232.0	$5,800
Treasury shares – common[2]
Balance as at beginning of period	2.5	$(171)	1.8	$(131)	0.5	$(37)	0.6	$(41)
Purchase of shares	33.4	(2,688)	38.1	(2,359)	78.1	(5,833)	68.6	(4,635)

Sale of shares	(34.2)	2,736	(39.6)	2,465	(76.9)	5,747	(68.9)	4,651
Balance as at end of period	1.7	$(123)	0.3	$(25)	1.7	$(123)	0.3	$(25)
Treasury shares – preferred[2]
Balance as at beginning of period	0.2	$(4)	0.3	$(7)	0.1	$(4)	0.3	$(6)
Purchase of shares	1.8	(45)	1.8	(31)	3.3	(79)	3.6	(69)

Sale of shares	(1.8)	44	(1.9)	35	(3.2)	78	(3.7)	72
Balance as at end of period	0.2	$(5)	0.2	$(3)	0.2	$(5)	0.2	$(3)

[1]

On April 30, 2021, the Bank redeemed all of its 28 million outstanding Non-Cumulative 5-Year Rate Reset Class A First Preferred Shares NVCC, Series 12 (“Series 12 Shares”), at a redemption price of $25.00 per Series 12 Share, for a total redemption cost of $700 million.

[2]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.